January 31, 2022

BNY MELLON ETF TRUST

BNY Mellon Sustainable US Equity ETF

BNY Mellon Sustainable International Equity ETF

Supplement to Current Summary Prospectuses and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus for BNY Mellon Sustainable US Equity ETF:

Nick Pope is the fund's primary portfolio manager. Mr. Pope has been a primary portfolio manager of the fund since January 2022. Mr. Pope is a portfolio manager for the Sustainable Equity strategies at Newton, leading on the Global, International and US Sustainable strategies. Newton's Responsible Investment team provides key input to the portfolio managers of this strategy, including fundamental research and company-level ESG analysis, which leverages Newton's thematic research framework to identify sustainable investment themes, as well as controversy monitoring, company engagement and active proxy voting.

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus for BNY Mellon Sustainable International Equity ETF:

Paul Markham and Nick Pope are the fund's primary portfolio managers, positions they have held with the fund since the fund’s inception in December 2021 and January 2022, respectively. Mr. Markham is a portfolio manager for the Global Equity, International Equity and Continental European Equity strategies at Newton. Mr. Pope is a portfolio manager for the Sustainable Equity strategies at Newton, leading on the Global, International and US Sustainable strategies. Newton's Responsible Investment team provides key input to the portfolio managers of this strategy, including fundamental research and company-level ESG analysis, which leverages Newton's thematic research framework to identify sustainable investment themes, as well as controversy monitoring, company engagement and active proxy voting. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

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The following chart supersedes and replaces the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Managers
BNY Mellon Sustainable US Equity ETF	Nick Pope
BNY Mellon Sustainable International Equity ETF	Paul Markham and Nick Pope
BNY Mellon Sustainable Global Emerging Markets ETF	Paul Birchenough and Ian Smith

The following information supersedes and replaces the first two paragraphs in the section "Fund Details – Management – Biographical Information" in the prospectus:

Nick Pope is the primary portfolio manager of the BNY Mellon Sustainable US Equity ETF, a position he has held since January 2022. Mr. Pope is a portfolio manager for the Sustainable Equity strategies at Newton, leading on the Global, International and US Sustainable strategies. He joined Newton in 2011. Newton's Responsible Investment team provides key input to the portfolio managers of this strategy including fundamental research and company-level ESG analysis, which leverages Newton's thematic research framework to identify sustainable investment themes, as well as controversy monitoring, company engagement and active proxy voting.

Paul Markham and Nick Pope are the primary portfolio managers of the BNY Mellon Sustainable International Equity ETF, positions they have held with the fund since the fund's inception in December 2021 and January 2022, respectively. Mr. Markham and Mr. Pope are jointly and primarily responsible for managing the fund's portfolio. Mr. Markham is a portfolio manager for the Global Equity, International Equity and Continental European Equity strategies at Newton. He joined Newton in 1998. Mr. Pope is a portfolio manager for the Sustainable Equity strategies at Newton, leading on the Global, International and US Sustainable strategies. He joined Newton in 2011. Newton's Responsible Investment team provides key input to the portfolio managers of this strategy including fundamental research and company-level ESG analysis, which leverages Newton's thematic research framework to identify sustainable investment themes, as well as controversy monitoring, company engagement and active proxy voting.

4860-4861STK0122

January 31, 2022

BNY MELLON ETF TRUST

BNY Mellon Sustainable US Equity ETF

BNY Mellon Sustainable International Equity ETF

(the "Funds")

Supplement to Current Statement of Additional Information

The following information supersedes and replaces the information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of September 30, 2021.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed (in millions)	Other Pooled Investment Vehicles	Total Assets Managed (in millions)	Other Accounts	Total Assets Managed (in millions)
Paul Markham	1	$713.4	9	$3,016.3	12	$4,880.9
Paul Birchenough	1	$622.2	5	$992.7	1	$848.7
Ian Smith	1	$622.2	5	$992.7	1	$848.7
Nick Pope[1]	None	N/A	3	$1,444	None	N/A

[1]	Because Mr. Pope became a primary portfolio manager of SUSEF and SIEF as of January 31, 2022, his information is as December 31, 2021.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts Subject to Performance Fees (in millions)
Paul Markham	Other Accounts	2	$1,706.3
Paul Birchenough	None	N/A	N/A
Ian Smith	None	N/A	N/A
Nick Pope	None	N/A	N/A

Because the funds had not commenced operations as of the date of this SAI, Messrs. Markham, Birchenough and Smith did not any shares in the funds. Mr. Pope became a primary portfolio manager of SUSEF and SIEF as of January 31, 2022, and as of December 31, 2021, he did not own any shares in those funds.

ETFS-SAISTK0122